Other service fees (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Other Service Fees Table [Text Block]
(In thousands)	2014	2013	2012
Debit card fees	$43,146	$41,912	$43,528
Insurance fees	54,158	52,309	51,363
Credit card fees	67,639	65,727	61,071
Sale and administration of investment products	27,711	35,272	37,766
Trust fees	18,209	17,285	16,353
Processing fees	-	-	6,330
Other fees	14,402	16,846	16,104
Total other service fees	$225,265	$229,351	$232,515